Related party transactions - Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Carrying amount	€ 4,477	€ 4,653
Share of results	(26)	9	€ 22
Share of shareholders' equity	199	243
Sales	74	87	115
Purchases	(127)	(144)	(177)
Trade receivables	36	45	31
Trade payables	(26)	(29)	€ (26)
Nokia Unterstutzungsgesellschaft mbH
Related party transactions
Carrying amount	€ 37	€ 40
Interest rate (as percent)	6.00%
Notice period	90 days